Employee stock incentive plans	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Employee stock incentive plans

26. Employee stock incentive plans

The stock compensation expense recognized for employee services received during the year ended March 31, 2017, 2018 and 2019, were ₹ 1,742, ₹ 1,347 and ₹ 1,938, respectively.

Wipro Equity Reward Trust (“WERT”)

In 1984, the Company established a controlled trust called the Wipro Equity Reward Trust (“WERT”). In the earlier years, WERT purchased shares of the Company out of funds borrowed from the Company. The Company’s Board Governance, Nomination and Compensation Committee recommends to WERT certain officers and key employees, to whom WERT issues shares from its holdings at nominal price subject to vesting conditions. WERT held 13,728,607, 23,097,216 and 27,353,853 treasury shares as at March 31, 2017, 2018 and 2019, respectively.

Wipro Employee Stock Option Plans and Restricted Stock Unit Option Plans

A summary of the general terms of grants under stock option plans and restricted stock unit option plans are as follows:

Name of Plan	Number of Options reserved under the plan	Range of Exercise Price
Wipro ADS Restricted Stock Unit Plan (WARSUP 2004 plan) *	59,797,979	US $	0.03
Wipro Employee Restricted Stock Unit Plan 2005 (WSRUP 2005 plan) *	59,797,979	₹	2
Wipro Employee Restricted Stock Unit Plan 2007 (WSRUP 2007 plan) *	49,831,651	₹	2
Wipro Equity Reward Trust Employee Stock Purchase Plan, 2013 **	39,546,197	₹	2
Wipro Employee Stock Option plan 2000 (2000 plan) ***	747,474,747	₹	171 - 490

Employees covered under Stock Option Plans and Restricted Stock Unit (RSU) Option Plans (collectively “stock option plans”) are granted an option to purchase shares of the Company at the respective exercise prices, subject to requirements of vesting conditions. These options generally vest in tranches over a period of three to five years from the date of grant. Upon vesting, the employees can acquire one equity share for every option.

* The maximum contractual term for these Stock Option Plans and Restricted Stock Unit Option Plans is perpetual until the options are available for grant under the plan.

** The maximum contractual term for these Stock Option Plans is up to May 29, 2023 until the options are available for grant under the plan.

*** The maximum contractual term for these Stock Option Plans is up to July 26, 2020 until the options are available for grant under the plan.

The activity in these stock option plans and restricted stock unit option plan is summarized below:

			Year ended March 31,
			2017			2018			2019
Particulars	Range of exercise price		Numbers	Weighted Average Exercise Price		Numbers	Weighted Average Exercise Price		Numbers	Weighted Average Exercise Price
Outstanding at the	₹	480.20	20,181	₹	480.20	20,181	₹	480.20	—	₹	480.20
beginning of	₹	2	7,254,326	₹	2	7,952,083	₹	2	13,543,997	₹	2
the year	US $	0.03	3,747,430	US $	0.03	5,288,783	US $	0.03	10,199,054	US $	0.03

Bonus on	₹	480.20	—	₹	480.20	—	₹	480.20	—	₹	480.20
outstanding	₹	2	—	₹	2	6,968,406	₹	2	4,773,755	₹	2
Refer Note 18	US $	0.03	—	US $	0.03	4,077,070	US $	0.03	3,957,434	US $	0.03

Granted*	₹	480.20	—	₹	480.20	—	₹	480.20	—	₹	480.20
	₹	2	2,398,000	₹	2	4,612,400	₹	2	4,607,000	₹	2
	US $	0.03	2,379,500	US $	0.03	3,897,000	US $	0.03	4,849,000	US $	0.03

Exercised	₹	480.20	—	₹	480.20	(20,181)	₹	480.20	—	₹	480.20
	₹	2	(1,113,775)	₹	2	(5,325,217)	₹	2	(2,739,097)	₹	2
	US $	0.03	(174,717)	US $	0.03	(2,565,976)	US $	0.03	(1,541,803)	US $	0.03

Forfeited and	₹	480.20	—	₹	480.20	—	₹	480.20	—	₹	480.20
expired	₹	2	(586,468)	₹	2	(663,675)	₹	2	(2,578,192)	₹	2
	US $	0.03	(663,430)	US $	0.03	(497,823)	US $	0.03	(3,016,895)	US $	0.03

Outstanding at the	₹	480.20	20,181	₹	480.20	—	₹	480.20	—	₹	480.20
end of the year	₹	2	7,952,083	₹	2	13,543,997	₹	2	17,607,463	₹	2
	US $	0.03	5,288,783	US $	0.03	10,199,054	US $	0.03	14,446,790	US $	0.03

Exercisable at the	₹	480.20	20,181	₹	480.20	—	₹	480.20	—	₹	480.20
end of the year	₹	2	698,320	₹	2	1,875,994	₹	2	1,300,781	₹	2
	US $	0.03	141,342	US $	0.03	789,962	US $	0.03	948,877	US $	0.03

The following table summarizes information about outstanding stock options and restricted stock unit option plan :

	Year ended March 31,
	2017				2018				2019
Range of exercise price	Numbers	Weighted Average Remaining life (months)	Weighted Average Exercise Price		Numbers	Weighted Average Remaining life (months)	Weighted Average Exercise Price		Numbers	Weighted Average Remaining life (months)	Weighted Average Exercise Price
₹ 480.20	20,181	—	₹	480.20	—	—	₹	480.20	—	—	₹	480.20
₹ 2	7,952,083	19	₹	2	13,543,997	27	₹	2	17,607,463	24	₹	2
US $ 0.03	5,288,783	24	US $	0.03	10,199,054	28	US $	0.03	14,446,790	26	US $	0.03

The weighted-average grant-date fair value of options granted during the year ended March 31, 2017, 2018 and 2019 was ₹ 569.52, ₹ 337.74 and ₹ 349.81 for each option, respectively. The weighted average share price of options exercised during the year ended March 31, 2017, 2018 and 2019 was ₹ 536.80, ₹ 303.44 and ₹ 325.85 for each option, respectively.

* Includes 79,000, 1,097,600 and 1,567,000 Performance based stock options (RSU) during the year ended March 31, 2017, 2018 and 2019, respectively. 188,000, 1,113,600 and 1,673,000 Performance based stock options (ADS) during the year ended March 31, 2017, 2018 and 2019, respectively. Performance based stock options (RSU) were issued under Wipro Employee Restricted Stock Unit plan 2007 (WSRUP 2007 plan) and Performance based stock options (ADS) were issued under Wipro ADS Restricted Stock Unit Plan (WARSUP 2004 plan).